Merger	9 Months Ended
Sep. 30, 2021
Merger
Merger

(4) Merger

On June 21, 2021, the Corporation entered into an Agreement and Plan of Merger, as amended August 12, 2021 (as it may be amended or restated from time to time, the “Business Combination Agreement”) with Big Cypress Acquisition Corp. (“BCYP”) and Big Cypress Merger Sub Inc. (“Merger Sub”), a wholly-owned subsidiary of BCYP providing for, among other things, and subject to the terms and conditions therein, a business combination between the Corporation and BCYP pursuant to the proposed merger of Merger Sub with and into the Corporation, with the Corporation continuing as the surviving entity (the “Merger”). The Merger and the other transactions contemplated by the Business Combination Agreement are referred to as the “Business Combination.”

At the effective time of the Merger, and in accordance with the terms and subject to the conditions of the Business Combination Agreement:

●	Each outstanding share of the Corporation’s Common Stock and the Corporation’s Preferred Stock will be automatically cancelled, extinguished and converted into a number of shares of New SAB Biotherapeutics Common Stock, based on the Corporation’s Equity Value and a conversion rate of $10.10;

●	The holders of shares of the Corporation’s Common Stock and Preferred Stock will be entitled to receive their pro rata share of New SAB Biotherapeutics Common Stock being issued into escrow (the “Earnout Escrow Account”) at the closing (the “Earnout Shares”), which will be released if certain conditions are met within a five-year period following the closing of the Business Combination (the “Earnout Period”), pursuant to the terms and subject to the conditions set forth in the Business Combination Agreement and the Earnout Escrow Agreement; and

●	Each outstanding vested and unvested option to purchase shares of the Corporation’s Common Stock will be canceled in exchange for a comparable option to purchase shares of New SAB Biotherapeutics Common Stock based on the equity value of SAB Biotherapeutics and based on a conversion rate of $10.10. In addition, the holders of such options shall also receive restricted stock units (the “Earnout RSUs”) which final number will be determined prior to closing based on the pro rata percentage that the Corporation’s options represent compared to the fully diluted share capital of SAB Biotherapeutics prior to closing. Each Earnout RSU will be settled in shares of New SAB Biotherapeutics Common Stock, subject to the same milestones applicable to the Earnout Shares.

The total maximum number of Earnout Shares and shares underlying the Earnout RSUs will be equal to 12,000,000 additional shares of New SAB Biotherapeutics Common Stock in the aggregate.

For purposes herein and the Business Combination Agreement, the Corporation’s equity value is deemed to be an agreed upon amount equal to $300 million.

Please refer to Note 15, Subsequent Events, for additional information on the Merger.